Investment in Cauchari-Olaroz Project	12 Months Ended
Dec. 31, 2024
Disclosure Of Interest In Joint Arragements [Abstract]
Investment in Cauchari-Olaroz Project
7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT

As at December 31, 2024, the Company, Ganfeng, and JEMSE hold 44.8%, 46.7%, and 8.5% equity interests, respectively, in Minera Exar, the company that holds all rights, title, and interest in the Cauchari-Olaroz project, located in the Jujuy province of Argentina.

JEMSE acquired its 8.5% equity interest in Minera Exar in April 2021, which was divided as 4.2% from the Company and 4.3% from Ganfeng. The right to acquire this 8.5% interest was initially granted under a letter of intent signed in 2012, in compliance with the Province of Jujuy's regulations concerning government participation in mineral projects. As part of the closing of the JEMSE transaction, JEMSE has agreed to reimburse the Company and Ganfeng their pro-rata share of $23,496 (8.5%) for the equity financing provided for the construction of the Cauchari-Olaroz project in prior years. This reimbursement will be made through the assignment of one-third of the dividends otherwise payable to JEMSE in future periods. Annual dividend distributions by Minera Exar to all shareholders, including JEMSE, will only be considered once Minera Exar has met all project debt commitments for the Cauchari-Olaroz project. As of December 31, 2024, the carrying value of the long-term receivable from JEMSE was $7,935 (2023 – $7,394).

The Company’s operations related to Cauchari-Olaroz are conducted through its equity investees, Minera Exar and Exar Capital, which are governed by a shareholders’ agreement between the Company and Ganfeng. The shareholders’ agreement regulates key aspects of governance of the project, and provides the Company with significant influence over Minera Exar. Under this agreement, the Company and Ganfeng are entitled to the project’s production offtake on a 49%/51% basis. Construction costs were also shared on the same 49%/51% pro rata basis between the Company and Ganfeng.

The Company and Ganfeng are 49% and 51% shareholders, respectively, in Exar Capital, a company that provides shareholder financing to Minera Exar. Minera Exar and Exar Capital are accounted for using the equity method of accounting (the investment in Minera Exar and investment in Exar Capital together, the “Investment in Cauchari-Olaroz project”).

7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

Investment in Cauchari-Olaroz Project

Changes in the Investment in Cauchari-Olaroz Project are summarized below:

$
Investment in Cauchari-Olaroz Project, as at December 31, 2022	41,507
Contribution to Investment in Cauchari-Olaroz Project	1,863
Share of income of Cauchari-Olaroz Project	53,555
Elimination of the Company’s portion of capitalized intercompany interest	(37,344)
Investment in Cauchari-Olaroz Project, as at December 31, 2023	59,581
Contribution to Investment in Cauchari-Olaroz Project	1,570
Share of loss of Cauchari-Olaroz Project	(17,374)
Elimination of the Company’s portion of capitalized intercompany interest	(10,858)
Investment in Cauchari-Olaroz Project, as at December 31, 2024	32,919

As of October 1, 2024, Minera Exar determined that commercial production had been achieved for the Cauchari Olaroz project after reaching elevated production levels for a sustained period. As a result, the Cauchari Olaroz project’s assets were considered ready for their intended use, and depreciation of these assets commenced on October 1, 2024.

The following is the condensed financial information of Minera Exar on a 100% basis, as amended to reflect the Company’s accounting policies.

	December 31, 2024	December 31, 2023
	$	$
Total current assets	312,354	236,027
Non-current assets	1,479,969	1,324,668
Current liabilities:
Third-party loans	(161,059)	(314,109)
Loans from Exar Capital	(584,474)	(265,881)
Derivative liability on loans from Exar Capital	(53,211)	(62,688)
Other payables to Exar Capital	(32,122)	(24,084)
Other current liabilities	(40,702)	(53,821)
Non-current liabilities:
Third-party loans	(49,315)	(36,242)
Loans from Exar Capital	(455,821)	(501,066)
Loans from PGCo	(67,355)	-
Derivative liability on loans from Exar Capital and PGCo	(47,352)	(43,460)
Other non-current liabilities	(88,997)	(14,593)
Net assets	211,915	244,751

7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

As of December 31, 2024, Minera Exar’s outstanding third-party debt totaled $210,400, reflecting a decrease of $139,977 from December 31, 2023. The total debt includes the following:

•
Approximately $100,000 from a major international bank, secured by guarantees and standby letters arranged by Ganfeng. The Company has also provided a guarantee to Ganfeng for its 49% share, amounting to $49,000, for these loans. The Company and Ganfeng have negotiated an extension of the loan maturity to three years, which is subject to regulatory approvals.
•
$18,150 in loans secured by local bank guarantees arranged by Minera Exar, due in 2025.
•
$42,315 in third-party unsecured loans, due in 2025.
•
$49,900 in unsecured bonds issued by Minera Exar in November 2024, carrying a contractual interest rate of 8% with semi-annual interest payments. The bonds’ principal will mature in two tranches: the first tranche of $25,000 is due in 30 months, on May 11, 2027, while the second tranche of $25,000 will mature in 36 months, on November 11, 2027.

	Years ended December 31,
	2024	2023	2022
	$	$	$
Sales	197,685	34,521	-
Cost of sales	(177,980)	(27,799)	-

Gross profit	19,705	6,722	-

Other (loss)/income	(52,540)	122,821	(131,868)
Net (loss)/income	(32,835)	129,543	(131,868)

Minera Exar has to settle the loans provided by Exar Capital and PGCo in US$ with sufficient Argentine Pesos (“ARS$”) at the implied market exchange rate. This settlement mechanism requires Minera Exar to repay the loans with more US$ at the official exchange rate.

Since the repayment mechanism for the USD loans provided by Exar Capital and PGCo to Minera Exar is linked to the implied market foreign exchange rate in Argentina rather than the official foreign exchange rate, it results in an embedded derivative in the loans payable by Minera Exar. This embedded derivative is required to be measured at fair value at each reporting date. The gain or loss arising from changes in the fair value of this embedded derivative, as well as the corresponding tax impact, are included in the “Other (loss)/income,” in Minera Exar’s statement of comprehensive loss for the year ended December 31, 2024.

7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

The following is the condensed financial information of Exar Capital on a 100% basis.

	December 31, 2024	December 31, 2023
	$	$
Current assets:
Loans advanced to Minera Exar	584,474	265,881
Other receivables from Minera Exar	32,122	24,084
Other current assets	15,235	88,687
Total current assets	631,831	378,652
Non-current assets
Loans advanced to Minera Exar	455,821	501,066
Current liabilities
Loans from Lithium Argentina	(380,415)	(320,869)
Loans from Ganfeng	(602,006)	(454,810)
Other current liabilities	(24,894)	(10,967)
Non-current liabilities	(13,155)	(19,348)
Net assets	67,182	73,724

Loans from Lithium Argentina and Ganfeng are presented as current liabilities in the financial statements of Exar Capital. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Argentina and Ganfeng. As at December 31, 2024, Exar Capital had other receivables from Minera Exar amounting to $32,122 (2023 – $24,084). These receivables relate to payments made by Exar Capital to suppliers on behalf of Minera Exar.

	Years ended December 31,
	2024	2023	2022
	$	$	$
Interest income on loans to Minera Exar	113,364	83,357	58,614
Interest expense on loans from Lithium Argentina	(44,043)	(33,067)	(17,602)
Interest expense on loans from Ganfeng	(63,408)	(46,960)	(29,455)
Other losses	(12,454)	(12,472)	(7,353)
Net (loss)/ income	(6,541)	(9,142)	4,204

7.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

The following provides a reconciliation of the summarized financial information for Minera Exar and Exar Capital to carrying value:

	Minera Exar	Exar Capital
	$	$
Net assets, December 31, 2023	244,751	73,724
Company's share of net assets	109,648	36,125
Elimination of capitalized intercompany interest	(96,682)	-
Expenditures incurred by the Company in connection to the investee	10,490	-
Carrying value	23,456	36,125

Net assets, December 31, 2024	211,915	67,182
Company's share of net assets	94,938	32,919
Elimination of capitalized intercompany interest	(133,512)	-
Expenditures incurred by the Company in connection to the investee	12,531	-
Unrecognized losses	26,043	-
Carrying value as of December 31, 2024	-	32,919

As of December 31, 2023, the Company’s investment in Minera Exar was $23,456, and its investment in Exar Capital was $36,125. During the year ended December 31, 2024, the Company contributed $1,570 to its investment in Minera Exar. Since the Company’s share of Minera Exar loss for the year ended December 31, 2024, exceeded the carrying value of its investment in Minera Exar, the Company recognized a loss equal to the carrying value of the investment amounting to $25,026. The recognized and unrecognized shares of Minera Exar’s losses for the year ended December 31, 2024, were $25,026 and $26,043, respectively. Additionally, the Company’s share of Exar Capital loss for the year ended December 31, 2024, was $3,206.

As at December 31, 2024, the carrying value of the Company’s investment in Minera Exar was $Nil, and its investment in Exar Capital was $32,919.